Estimated Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Estimated amortization of intangible assets in 2013	$ 10,524
Estimated amortization of intangible assets in 2014	9,072
Estimated amortization of intangible assets in 2015	8,265
Estimated amortization of intangible assets in 2016	5,300
Estimated amortization of intangible assets in 2017	5,264
Estimated amortization of intangible assets thereafter	39,560
Intangible assets	$ 77,985